U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.


1	Name and address of issuer: Value Line Premier Growth Fund, Inc., 220
 East 42nd Street, New York, NY 10017.

2	Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3	Investment Company Act File Number: 	811-02278.
Securities Act File Number: 	2-12663.

4 (a)	Last day of fiscal year for which this Form is filed: 	 December 31,
 2008.

4 (b)	[  ]  Check box if this Form is being filed late (i.e. more than 90 calendar days
after the end of the issuers fiscal year) (See Instruction A.2).

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4 (c)	[  ] Check box if this is the last time the issuer will be filing this Form.

5	Calculation of registration fee:

    (i)	Aggregate sale price of securities sold during the fiscal year
 pursuant to section 24(f):	$101,969,202

   (ii)	Aggregate price of securities redeemed or repurchased during the
 fiscal year:	$118,670,150

 (iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not
 previously used to reduce registration fees payable to the Commission:	$0



  (iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:
	$118,670,150

   (v)	Net sales - If Item 5(i) is greater than Item 5(iv) [subtract Item
 5(iv) from Item 5(i)]:	$0

 (vi)	Redemption credits available for use in future years - if Item 5(i)
 is less than Item 5(iv)[subtract Item 5(iv) from Item (5(i)]:	$(16,700,948)

(vii)	Multiplier for determining registration fee (See instruction C.9):
	x  .0000558

(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] enter
   0   if no fee is due.	=  $0

6	Prepaid Shares
	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7	Interest due - if this Form is being filed more than 90 days after
 the end of the issuers fiscal year (See Instruction D):	+  $0

	8		Total amount of the registration fee due plus
 any interest due [line 5(viii) plus line 7]:		=  $0


	Ddd
9	Date the registration fee and any interest payment
was sent to the Commissions lockbox depository:
				N/A


Method of Delivery:		N/A

[  ] Wire Transfer
[  ] Mail or other means










SIGNATURES

This report has been signed below by the following persons on behalf of the issuer
and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Emily D. Washington
	Emily D. Washington
	Treasurer

Date: March xx, 2009